Land Use Rights (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
Land use rights			$ 930,118	$ 923,016
Less - accumulated amortization			(205,358)	(174,606)
Total intangible assets, net	709,106		724,760	748,410
Amortization expense	$ 16,172	$ 14,448	$ 29,391	$ 28,693